Lease - Schedule of Weighted Average Lease Terms and Discount Rate (Detail)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating leases	18 months 16 days	30 months	10 months 15 days
Operating leases	4.00%	4.00%	4.00%